Segmented Information - Schedule of Company's Geographical Information (Detail) - USD ($) $ in Thousands		3 Months Ended		6 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure of geographical areas [line items]
Sales		$ 929,201	$ 503,218	$ 1,830,670	$ 973,629
Percentage of revenue derived from mineral stream interests located in geographic area		100.00%	100.00%	100.00%	100.00%
Mineral stream interest		$ 11,731,206		$ 11,731,206		$ 7,397,149
Percentage of mineral stream interests located in geographic area		100.00%		100.00%		100.00%
Canada [member]
Disclosure of geographical areas [line items]
Sales		$ 90,542	$ 32,481	$ 183,449	$ 52,319
Percentage of revenue derived from mineral stream interests located in geographic area		10.00%	6.00%	10.00%	5.00%
Mineral stream interest		$ 1,346,589		$ 1,346,589		$ 1,088,768
Percentage of mineral stream interests located in geographic area		12.00%		12.00%		16.00%
United States [member]
Disclosure of geographical areas [line items]
Sales		$ 14,835	$ 7,158	$ 28,921	$ 15,124
Percentage of revenue derived from mineral stream interests located in geographic area		2.00%	1.00%	2.00%	2.00%
Mineral stream interest		$ 625,548		$ 625,548		$ 529,606
Percentage of mineral stream interests located in geographic area		6.00%		6.00%		8.00%
Mexico [member]
Disclosure of geographical areas [line items]
Sales		$ 236,305	$ 100,940	$ 408,533	$ 197,032
Percentage of revenue derived from mineral stream interests located in geographic area		25.00%	20.00%	22.00%	20.00%
Mineral stream interest		$ 391,204		$ 391,204		$ 424,656
Percentage of mineral stream interests located in geographic area		3.00%		3.00%		6.00%
Portugal [member]
Disclosure of geographical areas [line items]
Sales		$ 40,985	$ 7,627	$ 105,406	$ 15,060
Percentage of revenue derived from mineral stream interests located in geographic area		4.00%	2.00%	6.00%	2.00%
Mineral stream interest		$ 14,728		$ 14,728		$ 15,373
Percentage of mineral stream interests located in geographic area		0.00%		0.00%		0.00%
Sweden [member]
Disclosure of geographical areas [line items]
Sales		$ 33,015	$ 18,163	$ 64,305	$ 33,368
Percentage of revenue derived from mineral stream interests located in geographic area		4.00%	4.00%	4.00%	3.00%
Mineral stream interest		$ 22,341		$ 22,341		$ 23,136
Percentage of mineral stream interests located in geographic area		0.00%		0.00%		0.00%
UK [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 20,379		$ 20,379		$ 20,376
Percentage of mineral stream interests located in geographic area		0.00%		0.00%		0.00%
Argentina / Chile [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area	[1]	0.00%	0.00%	0.00%	0.00%
Mineral stream interest	[1]	$ 253,514		$ 253,514		$ 253,514
Percentage of mineral stream interests located in geographic area	[1]	2.00%		2.00%		3.00%
Argentina [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 10,889		$ 10,889		$ 10,889
Percentage of mineral stream interests located in geographic area		0.00%		0.00%		0.00%
Chile [member]
Disclosure of geographical areas [line items]
Sales			$ 1,011	$ 1,523	$ 1,886
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 144,536		$ 144,536		$ 176,947
Percentage of mineral stream interests located in geographic area		1.00%		1.00%		2.00%
Brazil [member]
Disclosure of geographical areas [line items]
Sales		$ 312,112	$ 252,997	$ 596,293	$ 493,802
Percentage of revenue derived from mineral stream interests located in geographic area		34.00%	50.00%	32.00%	51.00%
Mineral stream interest		$ 2,568,666		$ 2,568,666		$ 2,620,710
Percentage of mineral stream interests located in geographic area		22.00%		22.00%		35.00%
Peru [member]
Disclosure of geographical areas [line items]
Sales		$ 196,917	$ 80,071	$ 433,600	$ 159,880
Percentage of revenue derived from mineral stream interests located in geographic area		21.00%	16.00%	24.00%	16.00%
Mineral stream interest		$ 4,900,072		$ 4,900,072		$ 662,766
Percentage of mineral stream interests located in geographic area		42.00%		42.00%		9.00%
Ecuador [Member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 77,182		$ 77,182		$ 76,760
Percentage of mineral stream interests located in geographic area		1.00%		1.00%		1.00%
Colombia [Member]
Disclosure of geographical areas [line items]
Sales		$ 4,490	$ 2,770	$ 8,640	$ 5,158
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	1.00%	0.00%	1.00%
Mineral stream interest		$ 124,789		$ 124,789		$ 85,437
Percentage of mineral stream interests located in geographic area		1.00%		1.00%		1.00%
Côte d'Ivoire [Member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 626,470		$ 626,470		$ 470,106
Percentage of mineral stream interests located in geographic area		5.00%		5.00%		6.00%
Ethiopia [Member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 175,592		$ 175,592		$ 526,005
Percentage of mineral stream interests located in geographic area		1.00%		1.00%		7.00%
South Africa [Member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%	0.00%	0.00%	0.00%
Mineral stream interest		$ 412,100		$ 412,100		$ 412,100
Percentage of mineral stream interests located in geographic area		4.00%		4.00%		6.00%
Australia [Member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area		0.00%		0.00%
Mineral stream interest		$ 16,607		$ 16,607
Percentage of mineral stream interests located in geographic area		0.00%		0.00%
Gold interests [member]
Disclosure of geographical areas [line items]
Sales		$ 427,785	$ 328,354	$ 888,823	$ 648,049
Mineral stream interest		5,406,362		5,406,362		$ 5,284,790
Gold interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		938,208		938,208		669,263
Gold interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		302,888		302,888		204,204
Gold interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest		119,369		119,369		125,215
Gold interests [member] | UK [member]
Disclosure of geographical areas [line items]
Mineral stream interest		20,379		20,379		20,376
Gold interests [member] | Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest		144,536		144,536		176,947
Gold interests [member] | Brazil [member]
Disclosure of geographical areas [line items]
Mineral stream interest		2,568,666		2,568,666		2,620,710
Gold interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest		47,589		47,589		52,285
Gold interests [member] | Ecuador [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		65,420		65,420		65,046
Gold interests [member] | Colombia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		115,372		115,372		78,931
Gold interests [member] | Côte d'Ivoire [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		626,470		626,470		470,106
Gold interests [member] | Ethiopia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		175,592		175,592		526,005
Gold interests [member] | South Africa [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		275,702		275,702		275,702
Gold interests [member] | Australia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		6,171		6,171
Silver interests [member]
Disclosure of geographical areas [line items]
Sales		478,758	165,739	905,528	310,677
Mineral stream interest		5,765,818		5,765,818		1,541,741
Silver interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		192,197		192,197		194,177
Silver interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		116,216		116,216		116,510
Silver interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest		271,835		271,835		299,441
Silver interests [member] | Portugal [member]
Disclosure of geographical areas [line items]
Mineral stream interest		14,728		14,728		15,373
Silver interests [member] | Sweden [member]
Disclosure of geographical areas [line items]
Mineral stream interest		22,341		22,341		23,136
Silver interests [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	[1]	253,514		253,514		253,514
Silver interests [member] | Argentina [member]
Disclosure of geographical areas [line items]
Mineral stream interest		10,889		10,889		10,889
Silver interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest		4,852,483		4,852,483		610,481
Silver interests [member] | Ecuador [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		11,762		11,762		11,714
Silver interests [member] | Colombia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		9,417		9,417		6,506
Silver interests [member] | Australia [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		10,436		10,436
Palladium interest [member]
Disclosure of geographical areas [line items]
Sales		2,957	$ 2,564	7,866	$ 4,936
Mineral stream interest		285,258		285,258		287,706
Palladium interest [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest		206,444		206,444		208,892
Palladium interest [member] | South Africa [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		78,814		78,814		78,814
Platinum Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest		67,035		67,035		67,035
Platinum Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		9,451		9,451		9,451
Platinum Interests [member] | South Africa [Member]
Disclosure of geographical areas [line items]
Mineral stream interest		57,584		57,584		57,584
Cobalt Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest		206,733		206,733		215,877
Cobalt Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest		$ 206,733		$ 206,733		$ 215,877

[1]	Includes the El Alto project, which straddles the border of Argentina and Chile.